Income Tax: Schedule of Unrecognized Tax Benefits Roll Forward (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Unrecognized Tax Benefits Roll Forward

	2017	2016

Balance at January 1	$ -	$ 1
Reductions for prior years' tax positions	-	(1)

Balance at December 31	$ -	$ -